Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes goodwill carrying value the year	$ 0	$ 0	$ 0